Annual Total Returns (Vanguard Mortgage-Backed Securities Index Fund - ETF Shares ETF) (Vanguard Mortgage-Backed Securities Index Fund, Vanguard Mortgage-Backed Securities Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - ETF Shares
Annual Total Return
2012	2.47%
2011	5.89%
2010	5.24%